Stock options	9 Months Ended
Dec. 31, 2023
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Abstract
Stock options [Text Block]

12. Stock options

The Company has two incentive stock option plans whereby it grants options to directors, officers, employees, and consultants of the Company, the 2023 Equity Incentive Plan (the "2023 Plan") which was adopted in order to grant awards to people in the United States, and the 2022 Equity Incentive Plan (the "2022 Plan").

2023 Plan

Effective February 21, 2023, GreenPower adopted the 2023 Plan which was approved by shareholders at our AGM on March 28, 2023 in order to grant stock options or non-stock option awards to people in the United States. Under the 2023 Plan GreenPower can issue stock options that are considered incentive stock options, which are stock options that qualify for certain favorable tax treatment under U.S. tax laws. Nonqualified stock options are stock options that are not incentive stock options.

The aggregate fair market value on the date of grant of Shares with respect to which incentive stock options are exercisable for the first time by an optionee subject to tax in the United States during any calendar year must not exceed US$100,000, or such other limit as may be prescribed by the Internal Revenue Code. Non-stock option awards mean a right granted to an award recipient under the 2023 Plan, which may include the grant of stock appreciation rights, restricted awards or other equity-based awards. No stock options have been issued under the 2023 Plan as at December 31, 2023.

2022 Plan

Effective April 19, 2022 GreenPower adopted the 2022 Equity Incentive Plan (the "2022 Plan"), which was further ratified on February 21, 2023, and which replaced the 2019 Plan. Under the 2022 Plan the Company can grant equity-based incentive awards in the form of stock options ("Options"), restricted share units ("RSUs"), performance share units ("PSUs") and deferred share units ("DSUs"). RSU's, DSU's and PSU's are collectively referred to as "Performance Based Awards". The 2022 Plan is a Rolling Plan for Options and a fixed-plan for Performance-Based Awards such that the aggregate number of Shares that: (i) may be issued upon the exercise or settlement of Options granted under the 2022 Plan (and all of the Company's other Security-Based Compensation Arrangements), shall not exceed 10% of the Company's issued and outstanding Shares from time to time, and (ii) may be issued in respect of Performance-Based Awards granted under the 2022 Plan (and all of the Company's other Security-Based Compensation Arrangements) shall not exceed 2,467,595. No performance-based awards have been issued as at December 31, 2023 or as at December 31, 2022. The 2022 Plan is considered an "evergreen" plan, since Options which have been exercised, cancelled, terminated, surrendered, forfeited or expired without being exercised shall be available for subsequent grants under the 2022 Plan and the number of awards available to grant increases as the number of issued and outstanding Shares increases.

Stock Option Plans from Prior Periods

On May 14, 2019, the Company replaced the 2016 Plan with a Rolling Stock Option Plan (the "2019 Plan"). Under the terms of the 2019 Plan, the aggregate number of Options that can be granted under the 2019 Plan cannot exceed ten (10%) of the total number of issued and outstanding Shares, calculated on a non-diluted basis. The exercise price of options granted under the 2019 Plan may not be less than the minimum prevailing price permitted by the TSXV policies with a maximum term of 10 years. On March 9, 2016, the shareholders approved the previous stock option plan which initially allowed for the issuance of up to 1,491,541 shares and which was subsequently further increased to allow up to 2,129,999 shares to be issued under the plan (the "2016 Plan"). Prior to the adoption of the 2016 Plan, the Company had adopted an incentive stock option plan (the "Plan"), whereby it could grant options to directors, officers, employees, and consultants of the Company.

The Company had the following incentive stock options granted under the 2022 Plan, the 2019 Plan, and 2016 Plan that are issued and outstanding as at December 31, 2023:

		Exercise	Balance			Forfeited	Balance
Expiry Date		Price	March 31, 2023	Granted	Exercised	or Expired	December 31, 2023
May 4, 2023	CDN	$3.50	57,144	-	(42,858)	(14,286)	-
November 30, 2023	CDN	$3.01	50,000	-	(15,000)	(35,000)	-
February 12, 2024	CDN	$3.50	71,787	-	(357)	-	71,430
January 30, 2025	CDN	$2.59	254,640	-	(10,714)	(5,714)	238,212
February 11, 2025	CDN	$8.32	50,000	-	-	-	50,000
July 3, 2025	CDN	$4.90	16,071	-	-	(1,072)	14,999
November 19, 2025	US	$20.00	300,000	-	-	-	300,000
December 4, 2025	US	$20.00	20,000	-	-	-	20,000
May 18, 2026	CDN	$19.62	73,275	-	-	(8,825)	64,450
December 10, 2026	CDN	$16.45	553,500	-	-	(26,500)	527,000
July 4, 2027	CDN	$4.25	15,000	-	-	-	15,000
November 2, 2027	US	$2.46	10,000	-	-	-	10,000
February 14, 2028	CDN	$3.80	645,000	-	(2,500)	(5,000)	637,500
March 28, 2028	CDN	$2.85	100,000	-	-	(87,500)	12,500
Total outstanding			2,216,417	-	(71,429)	(183,897)	1,961,091
Total exercisable			1,265,128				1,412,103
Weighted Average
Exercise Price (CDN$)			$10.72	$-	$3.27	$5.73	$11.46
Weighted Average Remaining Life			3.4 years				2.8 years

As at December 31, 2023, there were 536,596 stock options available for issuance under the 2023 Plan and 2022 Plan, and 2,467,595 performance based awards available for issuance under the 2023 Plan and the 2022 Plan. During the nine months ended December 31, 2023:

• the Company issued 71,429 common shares pursuant to the exercise of stock options at a weighted average exercise price of CDN$3.27 per share for gross proceeds of CDN$233,652.

•  49,286 stock options exercisable at CDN$3.15 per share expired unexercised.

• 134,611 stock options exercisable at a weighted average share price of CDN$6.67 were forfeited.

• During the nine months ended December 31, 2023, the Company incurred share-based compensation expense with a measured fair value of $1,377,885 (December 31, 2022 - $3,177,449). The fair value of the options granted and vested were recorded as share-based payments on the Consolidated Condensed Interim Statements of Operations and Comprehensive Profit and Loss.